Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Dilutive earnings per share

	June 30,		June 30,
	2012		2011
Net loss	$(3,534,015)		$(714,467)

Weighted Average Shares(a)
Common Stock	16,708,620		12,397,045
Common stock equivalents (Options)	-	(b)	-	(b)
	16,708,620		12,397,045

(a) On May 15, 2012 the Company's Board of Directors approved a 1:10 reverse split of common shares, effective June 15, 2012.  All share amounts have been retroactively adjusted to reflect the post-split shares

(b) Net loss for the period, options and other dilutive common stock equivalents are anti-dilutive and are excluded from computation.

	December 31,
	2011		2010
Net Income (Loss)	$(2,907,062)		$23,600

Weighted Average Shares
Common Stock	13,143,481		11,369,728
Common stock equivalents (Options)	-	*	57,920
	13,143,481		11,422,657

* Net loss for the period, options and other dilutive common stock equivalents are anti-dilutive and are excluded from computation.